                      SUPPLEMENT DATED JANUARY 8, 2001, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective January 8, 2001, Waddell & Reed Investment Management Company will become one of the subadvisers of the Nationwide Separate Account Trust - Nationwide Small Company Fund. There is no change in the fund's objective as is stated in the prospectus dated May 1, 2000.


VLOB-0157-4